Leases (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Leases
Weighted average incremental borrowing rate			4.80%
Right-of-use assets
Right-of-Use Assets at the end of the period	$ 1,312	$ 1,312
Lease liabilities
Lease expense	15	31
Payments		(301)
Lease liabilities-current portion	472	472
Lease liabilities-non-current portion	651	651
Lease liabilities at the end of the period	1,123	1,123
After initial application of IFRS 16
Lease liabilities
Lease liabilities at the beginning of the period		1,393
Vessel equipment
Right-of-use assets
Depreciation expense		(273)
Right-of-Use Assets at the end of the period	$ 1,312	1,312
Vessel equipment | After initial application of IFRS 16
Right-of-use assets
Right-of-Use Assets at the beginning of the period		$ 1,585